PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost	$ 29,837	$ 30,551
Accumulated depreciation	19,473	19,712
Depreciated cost	10,364	10,839
Depreciation expenses	3,030	3,174	2,815
Installed products [Member]
Cost	4,640	5,111
Accumulated depreciation	3,786	4,170
Computers and electronic equipment [Member]
Cost	6,831	6,252
Accumulated depreciation	5,534	5,241
Office furniture and equipment [Member]
Cost	756	1,009
Accumulated depreciation	528	577
Motor vehicles [Member]
Cost	11,412	12,243
Accumulated depreciation	4,732	5,142
Network installation [Member]
Cost	4,228	4,164
Accumulated depreciation	3,973	3,837
Buildings [Member]
Cost	510	499
Accumulated depreciation	46	35
Leasehold improvements [Member]
Cost	1,460	1,273
Accumulated depreciation	$ 874	$ 710